Bank Loans (Tables)	12 Months Ended
Dec. 31, 2011
Bank Loan

	Notes	December 31, 2011
Short -term revolving loan	a)	$100,000,000
Long -term revolving loan	b)	71,000,000

Total		$171,000,000

Additional available long -term loan facilities	b)	$29,000,000

a)	The short-term revolving loan is denominated in U.S. Dollars, was obtained from a large commercial institution outside of the PRC (“Bank A”), and is secured by a stand-by letter of credit issued by PRC based financial institution (“Bank B”). The stand-by letter of credit is secured by short-term deposits of RMB628,030,000 (equivalent to $99,673,063), which is recorded as restricted cash on the Group’s balance sheet. The Group paid RMB 4,095,000 (equivalent to $649,907) to Bank B to issue the stand-by letter of credit to Bank A. The short-term revolving loan bears interest, which is payable monthly, at the rate of two-week LIBOR plus 2.1% per annum. The weighted average interest rate of this loan for the year ended December 31, 2011 was approximately 2.4%. The short-term loan is payable in November 2012.
b)	The long -term revolving loan is denominated in U.S. Dollars, was obtained from Bank A, and is secured by a stand-by letter of credit issued by Bank B. The stand-by letter of credit is secured by restricted long-term deposits of RMB 628,030,000 (equivalent to $99,673,063) deposited in Bank B, The deposit is recorded as restricted cash on the Group’s balance sheet. The Group paid RMB 3,965,000 (equivalent to $629,275) to Bank B to issue the stand-by letter of credit required by Bank A, The costs incurred in connection with the stand-by letter of credit are being amortized to interest expense over the term of the loan. The loan bears interest, which is payable monthly, at the rate of two-week LIBOR plus 2.1%, 2.4% and 2.7% per annum for each of the twelve months ending December 8, 2012, 2013 and 2014, respectively. The weighted average interest rate of this loan for the year ended December 31, 2011 was about 2.4%. The principal of the loan is payable in two installments of $17,750,000 and $53,250,000, which are due in December 2013 and December 2014, respectively.